Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net (loss) income	$ (5,780,054)	$ (2,118,349)	$ 2,161,400
Less: net income from discontinued operations			(855,040)
Net (loss) income from continuing operations	(5,780,054)	(2,118,349)	1,306,360
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	153,405	169,808	143,562
Loss on disposition of property and equipment	117,043
Loss from long-term investment	18,866
Share based compensations	1,825,000
Bad debt provisions	(61,303)	171,716	87,499
Amortization of operating lease right-of-use assets	322,842
Deferred tax provision			21,630
Changes in operating assets and liabilities:
Accounts receivable	288,661	295,847	(721,355)
Accounts receivable-related parties	39,698	(59,513)
Prepayments and other assets	(3,490,191)	885,417	(1,525,710)
Contract assets	(101,946)	300,923	(498,358)
Accounts payable	336,763	514,569	158,112
Accrued expenses and other liabilities	(1,096,865)	1,759,627	351,024
Deferred revenue	(347,986)	(1,425,561)	(1,100,273)
Refund liabilities	104,770	(85,397)	87,635
Inventories	(159,145)
Operating lease liabilities	(244,579)
Taxes payable	133,017	501,164	888,820
Net cash (used in) provided by operating activities from continuing operations	(7,942,004)	910,251	(801,054)
Net cash provided by operating activities from discontinued operations			832,947
Net cash (used in) provided by operating activities	(7,942,004)	910,251	31,893
Cash flows from investing activities:
Long-term investments	(5,447,308)
Purchase of property and equipment	(248,964)	(174,074)	(91,145)
Prepayment for intangible assets	(28,356)
Net cash used in investing activities from continuing operations	(5,724,628)	(174,074)	(91,145)
Net cash used in investing activities from discontinued operations			(121,471)
Net cash used in investing activities	(5,724,628)	(174,074)	(212,616)
Cash flows from financing activities:
Proceeds from initial public offering		18,275,182
Proceeds from short-term bank loans	247,544	228,896	2,596,206
Repayment of short-term bank loans	(212,666)	(976,622)	(2,073,892)
Proceeds from long-term bank loans	7,570,924	2,343,893
Repayment of long-term bank loans	(7,307,218)	(375,389)	(76,811)
Proceeds (repayment to) from related parties	166,838	(771,089)	5,170,734
Proceeds (repayment to) from third party loans	(218,621)	61,039	307,243
Payment of issuance costs		(151,646)	(240,815)
Net cash provided by financing activities from continuing operations	246,801	18,634,264	5,682,665
Net cash used in financing activities from discontinued operations			(7,686,234)
Net cash provided by (used in) financing activities	246,801	18,634,264	(2,003,569)
Effect of exchange rates changes on cash	(374,962)	(215,720)	167,061
Net (decrease) increase in cash	(13,794,793)	19,154,721	(2,017,231)
Cash, beginning of year	20,347,501	1,192,780	3,210,011
Cash, end of year	6,552,708	20,347,501	1,192,780
Supplemental cash flow disclosures:
Cash paid for income tax	2,563	147	10,441
Cash paid for interest	352,842	215,617	139,279
Non-cash operating, investing and financing activities
Reclassification of deferred issuance costs		496,612
Operating lease right of use assets obtained in exchange for operating lease obligations	$ 1,727,924